Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements Tables
Schedule of fair values of financial assets and liabilities

The fair values of financial assets and liabilities, together with the carrying amounts shown in the Consolidated Statement of Financial Position as of December 31, 2017 are as follows:

		December 31, 2017
	Notes	Carrying amount	Fair value
Financial assets
Available–for–sale securities	6.b	$55	$55
Derivative instruments	26	23,539	23,539

		$23,594	$23,594

Financial liabilities
Short term borrowings and long–term debt	16	$3,752,113	$3,587,841
Derivative instruments	27	137	137

		$3,752,250	$3,587,978

The fair values of financial assets and liabilities, together with the carrying amounts shown in the Consolidated Statement of Financial Position as of December 31, 2016 are as follows:

	December 31, 2016
	Notes	Carrying amount	Fair value
Financial assets
Available–for–sale securities	6.b	$76	$76
Derivative instruments	26	26,337	26,337

		$26,413	$26,413

Financial liabilities
Short term borrowings and long–term debt	16	$3,274,235	$3,241,240
Derivative instruments	26, 27	528	528

		$3,274,763	$3,241,768

Schedule of fair value measurement hierarchy

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities as of December 31, 2017:

Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (Note 26)
Aircraft fuel hedges	—	20,549	—	20,549
Interest rate derivatives	—	2,990	—	2,990
Available–for–sale securities (Note 6)	—	55	—	55
Revalued administrative property (Note 13)	—	147,663	—	147,663

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial liabilities (Note 26)
Foreing currency derivatives	—	137	—	137
Frequent flyer liability (Note 21)	—	191,157	—	191,157
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt (Note 16)	—	3,587,841	—	3,587,841

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities as of December 31, 2016:

Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (Note 26)
Aircraft fuel hedges
Interest rate derivatives	—	25,540	—	25,540
Available–for–sale securities (Note 6)	—	797	—	797
Assets held for sale	—	76	—	76
Revalued administrative property (Note 13)	—	149,371	—	149,371

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial liabilities (Note 26)
Interest rate derivatives	—	528	—	528
Frequent flyer liability (Note 21)	—	171,848	—	171,848
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt (Note 16)	—	3,241,240	—	3,241,240